STOCKHOLDERS' EQUITY (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Exercise price		$ 30.60	$ 170.40
Volatility		116.00%	118.00%
Risk-free interest rate		1.54%	1.63%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (years)		6 years	6 years